Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Apr. 27, 2024	Apr. 29, 2023	Apr. 30, 2022	May 01, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company.

Fiscal Year	Summary Compensation Table Total for CEO ($) (1)	Compensation Actually Paid to CEO ($) (2)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers (“NEOs”) ($) (3)	Average Compensation Actually Paid to Non-CEO NEOs ($) (2) (3)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ thousands) (6)	Adjusted EBITDA ($ thousands) (6)
					Total Stockholder Return ($) (4)	Peer Group Total Stockholder Return ($) (5)
2024	1,787,099	895,431	985,254	838,305	4.73

2023	1,890,783	(134,970)	1,045,680	478,125	36.28	106.29	(101,862)	(7,492)
2022	4,666,106	(2,214,193)	1,788,493	(50,246)	70.70	120.41	(68,857)	(4,792)
2021	4,234,170	15,069,827	1,615,082	3,375,257	183.95	97.55	(139,810)	(65,625)

(1)	Mr. Huseby was the CEO each of Fiscal 2024, 2023, 2022 and 2021.
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine Compensation Actually Paid as reported in the Pay versus Performance Table. Compensation Actually Paid does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, Compensation Actually Paid is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of the end of the applicable fiscal year or, if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award.

(3)	The non-CEO named executive officers include the following individuals in each year:
2024: Messrs. Watson, Miller, Shar and Henderson and Ms. Paul
2023: Messrs. Donohue, Miller, Nenke, Shar and Henderson
2022: Messrs. Donohue, Miller, Nenke and Shar
2021: Messrs. Donohue, Miller, Henderson, Shar and Malhotra
(4)	Total Stockholder Return is determined based on the value of an initial fixed investment of $100 at April 30, 2019.
(5)	This amount represents the Total Stockholder Return for the peer group referenced above.
(6)
For Fiscal 2024, due to our financial condition and the depreciated equity value of our Common Stock, the Company did not use any financial performance measures to link compensation actually paid to our NEOs to Company performance, so there is no Company-selected measure disclosed for purposes of the table for Fiscal 2024 nor are there any financial performance measures disclosed as being the most important financial measures used by the Company to link compensation actually paid for Fiscal 2024. In Fiscal 2023, 2022 and 2021, the Company used Adjusted EBITDA as the Company-selected measure for purposes of the table.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(3)	The non-CEO named executive officers include the following individuals in each year:
2024: Messrs. Watson, Miller, Shar and Henderson and Ms. Paul
2023: Messrs. Donohue, Miller, Nenke, Shar and Henderson
2022: Messrs. Donohue, Miller, Nenke and Shar
2021: Messrs. Donohue, Miller, Henderson, Shar and Malhotra

Peer Group Issuers, Footnote	This amount represents the Total Stockholder Return for the peer group referenced above.
PEO Total Compensation Amount	$ 1,787,099	$ 1,890,783	$ 4,666,106	$ 4,234,170
PEO Actually Paid Compensation Amount	$ 895,431	(134,970)	(2,214,193)	15,069,827
Adjustment To PEO Compensation, Footnote
The following table outlines the adjustments made to the compensation earned by our CEO and non-CEO
NEOs, as presented in the Summary Compensation Table, to derive the Compensation Actually Paid to our CEO and non-CEO
NEOs.

Item and Value Added (Deducted)	2024	2023	2022	2021
For CEO:
Summary Compensation Table Total	$1,787,099	$1,890,783	$4,666,106	$4,234,170
- Summary Compensation Table “Option Awards” column value	—	(390,970)	(1,877,394)	(1,625,673)
- Summary Compensation Table “Stock Awards” column value	—	(360,556)	(1,650,002)	(1,260,976)
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	—	468,285	829,586	11,978,706
+/- change in fair value of outstanding and unvested equity awards granted in prior years	$(660,563)	$(1,247,961)	$(5,703,253)	$1,588,914
+ vest date fair value of equity awards granted in the covered year	—
+/- change in fair value of prior-year equity awards vested in the fiscal year	(231,105)	(494,551)	1,520,765	154,686

Compensation Actually Paid	$895,431	$(134,970)	$(2,214,193)	$15,069,827

For Non-CEO NEOs (Average):
Summary Compensation Table Total	985,254	1,045,680	1,788,493	1,615,082
- Summary Compensation Table “Option Awards” column value	—	(114,923)	(625,803)	(359,126)
- Summary Compensation Table “Stock Awards” column value	—	(105,983)	(550,007)	(340,464)
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	—	96,692	276,531	2,253,273
+/- change in fair value of outstanding and unvested equity awards granted in prior years	(86,179)	(173,534)	(1,181,555)	227,697
+ vest date fair value of equity awards granted in the covered year
+/- change in fair value of prior-year equity awards vested in the fiscal year	(32,382)	(76,849)	242,095	22,768
- fair value of awards granted during prior year forfeited during year determined as of prior year end	(28,388)	(192,960)	0	(43,973)

Compensation Actually Paid	$838,305	$478,125	$(50,246)	$3,375,257

Non-PEO NEO Average Total Compensation Amount	$ 985,254	1,045,680	1,788,493	1,615,082
Non-PEO NEO Average Compensation Actually Paid Amount	$ 838,305	478,125	(50,246)	3,375,257
Adjustment to Non-PEO NEO Compensation Footnote
The following table outlines the adjustments made to the compensation earned by our CEO and non-CEO
NEOs, as presented in the Summary Compensation Table, to derive the Compensation Actually Paid to our CEO and non-CEO
NEOs.

Item and Value Added (Deducted)	2024	2023	2022	2021
For CEO:
Summary Compensation Table Total	$1,787,099	$1,890,783	$4,666,106	$4,234,170
- Summary Compensation Table “Option Awards” column value	—	(390,970)	(1,877,394)	(1,625,673)
- Summary Compensation Table “Stock Awards” column value	—	(360,556)	(1,650,002)	(1,260,976)
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	—	468,285	829,586	11,978,706
+/- change in fair value of outstanding and unvested equity awards granted in prior years	$(660,563)	$(1,247,961)	$(5,703,253)	$1,588,914
+ vest date fair value of equity awards granted in the covered year	—
+/- change in fair value of prior-year equity awards vested in the fiscal year	(231,105)	(494,551)	1,520,765	154,686

Compensation Actually Paid	$895,431	$(134,970)	$(2,214,193)	$15,069,827

For Non-CEO NEOs (Average):
Summary Compensation Table Total	985,254	1,045,680	1,788,493	1,615,082
- Summary Compensation Table “Option Awards” column value	—	(114,923)	(625,803)	(359,126)
- Summary Compensation Table “Stock Awards” column value	—	(105,983)	(550,007)	(340,464)
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	—	96,692	276,531	2,253,273
+/- change in fair value of outstanding and unvested equity awards granted in prior years	(86,179)	(173,534)	(1,181,555)	227,697
+ vest date fair value of equity awards granted in the covered year
+/- change in fair value of prior-year equity awards vested in the fiscal year	(32,382)	(76,849)	242,095	22,768
- fair value of awards granted during prior year forfeited during year determined as of prior year end	(28,388)	(192,960)	0	(43,973)

Compensation Actually Paid	$838,305	$478,125	$(50,246)	$3,375,257

Total Shareholder Return Amount	$ 4.73	36.28	70.7	183.95
Peer Group Total Shareholder Return Amount		106.29	120.41	97.55
Net Income (Loss)		$ (101,862,000)	$ (68,857,000)	$ (139,810,000)
Company Selected Measure Amount		(7,492,000)	(4,792,000)	(65,625,000)
PEO Name	Mr. Huseby
PEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (390,970)	$ (1,877,394)	$ (1,625,673)
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(360,556)	(1,650,002)	(1,260,976)
PEO | Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	468,285	829,586	11,978,706
PEO | Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(660,563)	(1,247,961)	(5,703,253)	1,588,914
PEO | Vest Date Fair Value Of Equity Awards Granted In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change In Fair Value Of Prior Year Equity Awards Vested In The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(231,105)	(494,551)	1,520,765	154,686
Non-PEO NEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(114,923)	(625,803)	(359,126)
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(105,983)	(550,007)	(340,464)
Non-PEO NEO | Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	96,692	276,531	2,253,273
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(86,179)	(173,534)	(1,181,555)	227,697
Non-PEO NEO | Change In Fair Value Of Prior Year Equity Awards Vested In The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(32,382)	(76,849)	242,095	22,768
Non-PEO NEO | Fair Value Of Awards Granted During Prior Years Forfeited In The Fiscal Year Determined As Of Prior Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (28,388)	$ (192,960)	$ 0	$ (43,973)